Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2011
Transactions with Related Parties
Schedule of amounts reimbursed to affiliates of related party

	December 31, 2011	December 31, 2010	December 31, 2009

Investment advisor	$99	92	84
Loan servicing	121	113	134
Property tax payment/reduction work	238	188	184
Computer services	980	532	680
Other service agreements	438	364	254
Broker commissions	383	290	-
Office rent and reimbursements	411	410	514

Total	$2,670	1,989	1,850